LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
LONG-TERM INVESTMENTS
Schedule of long-term investments

	As of
	December 31,	December 31,
	2017	2018
	RMB	RMB
Available-for-sales debt security investment
Orange Inc.	39,205	41,179

Equity method investments
Jincheng Consumer Finance (Sichuan) Co., Ltd. (“Jincheng”)	—	236,642
Weiche Information Technology Co., Ltd. (“Weiche”)	—	2,006
	—	238,648

Cost method investments
ClearVue Pony Holdings Limited. (“ClearVue Pony”)	—	68,632
Bai’an Online Property Insurance Co., Ltd. (“Bai’an”)	1,423	1,423
	1,423	70,055

Total long-term investments	40,628	349,882